NATIONWIDE VARIABLE INSURANCE TRUST

NVIT CardinalSM Aggressive Fund	NVIT Investor Destinations Aggressive Fund
NVIT CardinalSM Moderately Aggressive Fund	NVIT Investor Destinations Moderately Aggressive Fund
NVIT CardinalSM Capital Appreciation Fund	NVIT Investor Destinations Capital Appreciation Fund
NVIT CardinalSM Moderate Fund	NVIT Investor Destinations Moderate Fund
NVIT CardinalSM Balanced Fund	NVIT Investor Destinations Balanced Fund
NVIT CardinalSM Moderately Conservative Fund	NVIT Investor Destinations Moderately Conservative Fund
NVIT CardinalSM Conservative Fund	NVIT Investor Destinations Conservative Fund

Supplement dated October 16, 2017
to the Statement of Additional Information ("SAI") dated May 1, 2017

Capitalized terms and certain other terms used in this supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the SAI.

Effective on or about October 19, 2017, the list of Underlying Funds on page 2 of the SAI is revised to add the DoubleLine NVIT Total Return Tactical Fund.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE